FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013
Real Estate Acquired in Settlement of Loans
Charge-offs to allowance for loan losses at the time of foreclosure	$ 1.0	$ 2.4
Charge-offs to allowance for loan losses at the time of foreclosure as a percentage of principal balance	11.00%	31.00%
Impairment losses related to goodwill	$ 0	$ 0	$ 0	$ 0
Residential real estate | Minimum
Real Estate Acquired in Settlement of Loans
Period of borrower's delinquency for inspection	45 days
Residential real estate | Maximum
Real Estate Acquired in Settlement of Loans
Period of borrower's delinquency for inspection	60 days
Commercial real estate | Minimum
Real Estate Acquired in Settlement of Loans
Period for review of listing prices of properties	30 days